Related party balances and transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)
Related party balances and transactions
Repayments for constructions to related parties	$ 9,643	$ 38,347	$ 98,017	$ 181,989
Accounts payable to related parties	$ 9,936	226,202	130,022	187,515
ICA Constructora de Infraestructura, S.A. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		28,363	44,254	178,977
Accounts payable to related parties		5,222	783	16,652
ICA Constructora, S.A. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		6,859	44,264
Actica Sistemas, S. de R.L. de C.V.
Related party balances and transactions
Repayments for constructions to related parties			5,887
Accounts payable to related parties		5,588	1,496	3,972
VCD Construccion y Desarrollo, S.A.P.I. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		3,125	3,612	3,012
VCD Construccion y Desarrollo, S.A.P.I. de C. V.
Related party balances and transactions
Accounts payable to related parties		5,947	4,773	5,335
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Related party balances and transactions
Accounts payable to related parties		140,294	82,501	80,504
Operadora Nacional Hispana, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties		6,900	7,985	2,527
ICA Ingenieria S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties		367	367	1,177
Grupo ICA, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties			16,592
GGA Capital, S.A.P.I. de C.V.
Related party balances and transactions
Accounts payable to related parties		$ 61,250	$ 14,700	$ 75,950
Interest rate basis	91-day TIIE rate	91-day TIIE rate	91-day TIIE rate
Spread on interest rate basis	3.50%	3.50%		3.50%
Interest rate (as a percent)	10.1412%	11.85%		10.1412%
Grupo ICA Constructora, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties				$ 794
Grupo Hotelero Santa Fe, S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties		$ 634	$ 825	$ 604